SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

Shares Outstanding

The table below details the change in Company shares outstanding by class during the quarter ended March 31, 2021:

(in thousands)	Subordinate Voting Shares	Super Voting Shares
Balance—December 31, 2020	57,617	203
Shares issued in connection with exercise of warrants	1,325	-
Shares issued in connection with conversion of convertible debentures	1,390	-
Shares issued in connection with asset acquisition	22,644	-
Issuance of vested restricted stock units	246	-
Balance—March 31, 2021	83,221	203

Warrants

A reconciliation of the beginning and ending balance of warrants outstanding is as follows:

(in thousands)
Balance—December 31, 2020	93,898
Warrants issued in conjunction with convertible debenture offering	xxx
Warrants issued in conjunction with broker option exercise(1)	163
Warrants converted into subordinate voting shares	(1,000)
Balance—March 31, 2021	93,061

Shares Outstanding

The table below details the change in Company shares outstanding by class during the year ended December 31, 2020:

	Subordinate	Super
(in thousands)	Voting Shares	Voting Shares
Balance—December 31, 2019	32,844	203
Shares issued in connection with convertible debenture offering	250	-
Shares issued in connection with subordinate voting share offering	23,000	-
Shares issued in connection with exercise of warrants	750	-
Shares issued in connection with conversion of convertible debentures	375	-
Shares issued in connection with asset purchase	150	-
Issuance of vested restricted stock units	248	-
Balance—December 31, 2020	57,617	203

In December 2020, the Company complete a CAD$34.5 million share offering resulting in the issuance of 11.5 million subordinate voting shares priced at CAD$1.50 per share. The offering resulting in approximately $25 million in proceeds, net of offering expenses. The use of proceeds were for the development of a cultivation and production facility and working capital and other corporate purposes.

As discussed in Note 4, in consideration for the acquisition of Mezzotin in connection with the reverse takeover, Indus issued 130 shares of Indus subordinate voting shares representing $1,513 total value based on the concurrent financing subscription price of CAD$15.65 (US$11.60). The excess of the purchase price over net assets acquired was charged to the consolidated statements of operations as RTO expense in general and administrative expenses.

Warrants

A reconciliation of the beginning and ending balance of warrants outstanding is as follows:

(in thousands)
Balance—December 31, 2019	2,769
Warrants issued in conjunction with convertible debenture offering	80,379
Warrants issued in conjunction with equity offering(1)	11,500
Warrants converted into subordinate voting shares	(750)
Balance—December 31, 2020	93,898

_____________

(1) Excludes 553 warrants issuable should underwriter options be exercised.